Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Income/ loss (-) before tax	€ (29,209)	€ (115,507)	€ 54,246
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(8,640)	(39,261)	18,438
Tax expenses / income (-) in statement of operations (effective)	50	198	235
Difference in tax expense / income to explain	8,690	39,458	(18,203)
Effect of tax rates in other jurisdictions	411	14	163
Effect of non taxable revenues	(11,558)	(11,277)	(27,399)
Effect of share based payment expenses without tax impact	7,530	5,317	3,531
Effect of consolidation eliminations without tax impact	382	102	2
Effect of non tax deductible expenses	945	404	856
Effect of recognition of previously non recognized deferred tax assets	(1,977)	(414)	(421)
Effect of change in tax rates		181
Effect of tax losses (utilized) reversed	(150)	(763)	(655)
Effect of non recognition of deferred tax assets	13,108	45,895	5,720
Total explanations	€ 8,690	€ 39,458	€ (18,203)